UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006

Commission File Number of issuing entity:  333-113543-32


                     IXIS Real Estate Capital Trust 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           54-2195649, 54-2195657, 54-2195655, 54-2195659, 54-2195660
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
  A-1              [   ]           [   ]           [ x ]
  A-2              [   ]           [   ]           [ x ]
  A-3              [   ]           [   ]           [ x ]
  A-4              [   ]           [   ]           [ x ]
  M-1              [   ]           [   ]           [ x ]
  M-2              [   ]           [   ]           [ x ]
  M-3              [   ]           [   ]           [ x ]
  M-4              [   ]           [   ]           [ x ]
  M-5              [   ]           [   ]           [ x ]
  M-6              [   ]           [   ]           [ x ]
  B-1              [   ]           [   ]           [ x ]
  B-2              [   ]           [   ]           [ x ]
  B-3              [   ]           [   ]           [ x ]
  B-4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to  Certificateholders  on  November 27, 2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   December 11, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates Series 2006-HE1 relating to the November 27, 2006 distribution


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE1
                                November 27, 2006

                                Table of Contents
                                                                        Page
Distribution Report   ..................................................  2
Factor Report   ........................................................  2
Delinquency Totals   ...................................................  6
Foreclosure Group Report   .............................................  7
Foreclosure Scheduled Loan Report   ....................................  7
Bankruptcy Group Report   ..............................................  8
Bankruptcy Scheduled Loan Report   .....................................  8
REO Group Report   .....................................................  9
REO Property Scheduled Balance   .......................................  9
Principal Payoffs by Group occurred in this Distribution    ............ 12
Realized Loss Group Report   ........................................... 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                                             IXIS Real Estate Capital Trust 2006-HE1
                                                         November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                       REALIZED     DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        380,000,000.00   213,334,731.99   26,663,429.83   1,057,962.49    27,721,392.32      0.00        0.00      186,671,302.16
A2        111,000,000.00   111,000,000.00            0.00     555,555.00       555,555.00      0.00        0.00      111,000,000.00
A3        153,092,000.00   153,092,000.00            0.00     774,645.52       774,645.52      0.00        0.00      153,092,000.00
A4         94,000,000.00    94,000,000.00            0.00     484,256.67       484,256.67      0.00        0.00       94,000,000.00
M1         33,866,000.00    33,866,000.00            0.00     177,881.17       177,881.17      0.00        0.00       33,866,000.00
M2         30,619,000.00    30,619,000.00            0.00     161,387.65       161,387.65      0.00        0.00       30,619,000.00
M3         17,629,000.00    17,629,000.00            0.00      93,242.72        93,242.72      0.00        0.00       17,629,000.00
M4         15,773,000.00    15,773,000.00            0.00      85,016.47        85,016.47      0.00        0.00       15,773,000.00
M5         15,309,000.00    15,309,000.00            0.00      82,796.18        82,796.18      0.00        0.00       15,309,000.00
M6         14,382,000.00    14,382,000.00            0.00      78,969.17        78,969.17      0.00        0.00       14,382,000.00
B1         13,454,000.00    13,454,000.00            0.00      81,643.36        81,643.36      0.00        0.00       13,454,000.00
B2         11,598,000.00    11,598,000.00            0.00      73,569.98        73,569.98      0.00        0.00       11,598,000.00
B3          9,278,000.00     9,278,000.00            0.00      65,232.07        65,232.07      0.00        0.00        9,278,000.00
B4          9,278,000.00     9,278,000.00            0.00      65,232.07        65,232.07      0.00        0.00        9,278,000.00
P                 100.00           100.00            0.00     495,799.74       495,799.74      0.00        0.00              100.00
R                   0.00             0.00            0.00           0.00             0.00      0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    909,278,100.00   742,612,831.99   26,663,429.83   4,333,190.26    30,996,620.09      0.00        0.00      715,949,402.16
-----------------------------------------------------------------------------------------------------------------------------------
X          18,556,952.00    18,556,952.00            0.00     914,973.20       914,973.20      0.00        0.00       18,556,952.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                 ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST              TOTAL          PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          45071KDB7       561.40718945   70.16692061           2.78411182         72.95103242       491.24026884       5.410000%
A2          45071KDC5     1,000.00000000    0.00000000           5.00500000          5.00500000     1,000.00000000       5.460000%
A3          45071KDD3     1,000.00000000    0.00000000           5.06000000          5.06000000     1,000.00000000       5.520000%
A4          45071KDE1     1,000.00000000    0.00000000           5.15166670          5.15166670     1,000.00000000       5.620000%
M1          45071KDF8     1,000.00000000    0.00000000           5.25250015          5.25250015     1,000.00000000       5.730000%
M2          45071KDG6     1,000.00000000    0.00000000           5.27083347          5.27083347     1,000.00000000       5.750000%
M3          45071KDH4     1,000.00000000    0.00000000           5.28916671          5.28916671     1,000.00000000       5.770000%
M4          45071KDJ0     1,000.00000000    0.00000000           5.39000000          5.39000000     1,000.00000000       5.880000%
M5          45071KDK7     1,000.00000000    0.00000000           5.40833366          5.40833366     1,000.00000000       5.900000%
M6          45071KDL5     1,000.00000000    0.00000000           5.49083368          5.49083368     1,000.00000000       5.990000%
B1          45071KDM3     1,000.00000000    0.00000000           6.06833358          6.06833358     1,000.00000000       6.608634%
B2          45071KDN1     1,000.00000000    0.00000000           6.34333333          6.34333333     1,000.00000000       6.608634%
B3          45071KDP6     1,000.00000000    0.00000000           7.03083315          7.03083315     1,000.00000000       6.608634%
B4          45071KDQ4     1,000.00000000    0.00000000           7.03083315          7.03083315     1,000.00000000       6.608634%
P              N/A        1,000.00000000    0.00000000   4,957,997.40000000  4,957,997.40000000     1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      816.70594727   29.32373476           4.76552802         34.08926278       787.38221251
-----------------------------------------------------------------------------------------------------------------------------------
X              N/A        1,000.00000000    0.00000000          49.30622227         49.30622227     1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                             IXIS Real Estate Capital Trust 2006-HE1
                                                       November 27, 2006
                                                STATEMENT TO CERTIFICATEHOLDERS


                Subordinated Amount Reporting:
Sec. 4.03       Subordinated Amount                                                                                  18,556,733.68
Sec. 4.03       Specified Subordinated Amount                                                                        18,556,733.68
Sec. 4.03       Subordinated  Deficiency Amount                                                                               0.00
Sec. 4.03       Overcollateralization Release Amount                                                                          0.00
Sec. 4.03       Monthly Excess Interest                                                                                 769,071.91
Sec. 4.03       Monthly Excess Cash Flow Amount                                                                         769,071.91
Sec. 4.03       Extra Principal Distribution Amount                                                                     432,756.87

                Expense Fees Detail:
Sec. 4.03       Securities Administrator and Master Servicer Fee                                                          7,294.54
Sec. 4.03       Servicing Fee                                                                                           317,154.04

                Advance Summary Detail:
Sec. 4.03       Current PI Advances                                                                                           0.00

Sec. 4.03       Outstanding PI Advances                                                                                       0.00

                Collateral Summary Detail:
Sec. 4.03       Beginning Collateral Balance                                                                        761,169,565.67

Sec. 4.03       Ending Collateral Balance                                                                           734,506,135.84

Sec. 4.03       Beginning Number of Loans                                                                                 3,765.00

Sec. 4.03       Ending Number of Loans                                                                                    3,634.00

Sec. 4.03       Weighted Average Gross Mortgage Rate                                                                     7.780998%

Sec. 4.03       Weighted Average Net Mortgage Rate                                                                       7.269498%

Sec. 4.03       Weighted Average Term to Maturity                                                                           343.00

Sec. 4.03       Loans Delinquent

                Delinquency Totals
                Group Totals
                Period         Number    Principal Balance     Percentage
                0-30 days         0                 0.00          0.00%
                31-60 days      104        23,896,013.60          3.25%
                61-90 days       48        11,730,118.73          1.60%
                91+days          39         5,304,621.94          0.72%
                Total           191        40,930,754.27          5.57%

                Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03       Outstanding Balance of Sixty Plus Day Delinquent                                                     63,439,929.14

Sec. 4.03       Loans in Foreclosure

                Number of Loans in Foreclosure 0 to 30 Days Delinquent                                                        5.00
                Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                               1,071,865.07
                Number of Loans in Foreclosure 31 to 60 Days Delinquent                                                       4.00
                Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                                500,871.16
                Number of Loans in Foreclosure 61 to 90 Days Delinquent                                                      12.00
                Balance of Loans in Foreclosure 61 to 90 Days Delinquent                                              2,555,045.18
                Number of Loans in Foreclosure 91+ Days Delinquent                                                          123.00
                Balance of Loans in Foreclosure 91+ Days Delinquent                                                  30,452,717.16

                Foreclosure Group Report
                Group Number    Number of Loans    Principal Balance      Percentage
                      1               144             34,580,498.57          4.71%
                Total                 144             34,580,498.57          4.71%

                Foreclosure Scheduled Loan Report
                                                    Scheduled      Current     Original     Original      Loan
                Group      Loan       Foreclosure   Principal      Note        Stated       LTV           Origination
                Number     Number     Date          Balance        Rate        Term         Ratio (%)     Date
                                                      0.00         .00000                   0.00
                Total                                 0.00         .00000                   0.00

Sec. 4.03       Loans in Bankruptcy

                Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                                         1.00
                Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                                  276,000.00
                Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                                        0.00
                Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                                       0.00
                Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                                        1.00
                Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                                  49,867.19
                Number of Loans in Bankruptcy 91+ Days Delinquent                                                            18.00
                Balance of Loans in Bankruptcy 91+ Days Delinquent                                                    3,535,395.41

                Bankruptcy Group Report
                Group Number     Number of Loans     Principal Balance    Percentage
                      1                 20             3,861,262.60          0.53%
                Total                   20             3,861,262.60          0.53%

                Bankruptcy Scheduled Loan Report
                                                    Scheduled      Current     Original      Original      Loan
                Group     Loan       Bankruptcy     Principal      Note        Stated        LTV           Origination
                Number    Number     Date           Balance        Rate        Term          Ratio (%)     Date
                                                      0.00         .00000                    0.00
                Total                                 0.00         .00000                    0.00

Sec. 4.03       Loans in REO

                REO Group Report
                Group Number    Number of Loans    Principal Balance     Percentage
                      1                40            7,963,427.30          1.08%
                Total                  40            7,963,427.30          1.08%

                REO Property Scheduled Balance
                Group Number     Loan Number    REO Date     Schedule Principal Balance
                                                                         0.00
                Total                                                    0.00

Sec. 4.03       REO Book Value                                                                                           7963427.3

                Collections Summary:
                Principal Funds:
                Scheduled Principal Payments                                                                            339,934.57
                Principal Prepayments                                                                                26,117,426.62
                Curtailments                                                                                            205,988.65
                Curtailment Interest Adjustments                                                                             79.99
                Repurchase Principal                                                                                          0.00
                Substitution Amounts                                                                                          0.00
                Net Liquidation Proceeds (Total)                                                                              0.00
                Other Principal Adjustments (Total)                                                                           0.00

                Interest Funds:
                Gross Interest                                                                                        4,935,549.07
                Servicing Fees                                                                                          317,154.04
                Securities Administrator and Master Servicer Fee                                                          7,294.54

                Prepayment Penalties:
                Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                               77
                Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   16,484,763.41
                Amount of Prepayment Penalties Collected                                                                495,799.74

                Principal Payoffs by Group occurred in this Distribution
                Group Number    Number of Loans     Principal Balance    Percentage
                      1               130             26,117,426.62         3.56%
                Total                 130             26,117,426.62         3.56%

                Prepayment Rate Calculations
                Constant Prepayment Rate (CPR)
                One Month CPR                                                                                           33.996685%
                Three Month Average CPR                                                                                 31.056870%

                Loss Detail:
                Realized Loss Group Report
                Group       Current         Cumulative      Ending            Balance of          Net Liquidation
                Number      Loss            Loss            Balance           Liquidated Loans    Proceeds
                1           432,756.87      904,283.08      734,506,135.84    0.00                0.00
                TOTAL       432,756.87      904,283.08      734,506,135.84    0.00                0.00

                Loss Reporting:
                Number of Loans Liquidated                                                                                    8.00
                Current Realized Losses Incurred                                                                        432,756.87
                Net Liquidation Proceeds                                                                                411,640.25
                Loss Severity                                                                                           51.250396%

                Total Loss Reporting:
                Cumulative Number of Loans Liquidated                                                                        14.00
                Cumulative Realized Losses Incurred                                                                     904,283.08
                Cumulative Net Liquidation Proceeds                                                                     438,476.35
                Cumulative Loss Severity                                                                                67.345130%

                Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                Default Rates
                MDR (Monthly Default Rate)
                Current MDR                                                                                              0.056854%
                3 Month Average MDR                                                                                      0.038853%
                12 Month Average MDR                                                                                     0.012951%
                Cumulative MDR                                                                                           0.105173%
                Average MDR Since Cut-Off                                                                                0.011686%

                CDR (Conditional Default Rate)
                Current Conditional Default Rate                                                                         0.680121%
                3 Month Average CDR                                                                                      0.465074%
                12 Month Average CDR                                                                                     0.155025%
                Cumulative CDR                                                                                           1.254799%
                Average CDR Since Cut-Off                                                                                0.139422%

Sec. 4.03       Unpaid And Applied Realized Loss Amounts
                Class M1 Unpaid Realized Loss Amount                                                                          0.00
                Class M1 Applied Realized Loss Amount                                                                         0.00
                Class M2 Unpaid Realized Loss Amount                                                                          0.00
                Class M2 Applied Realized Loss Amount                                                                         0.00
                Class M3 Unpaid Realized Loss Amount                                                                          0.00
                Class M3 Applied Realized Loss Amount                                                                         0.00
                Class M4 Unpaid Realized Loss Amount                                                                          0.00
                Class M4 Applied Realized Loss Amount                                                                         0.00
                Class M5 Unpaid Realized Loss Amount                                                                          0.00
                Class M5 Applied Realized Loss Amount                                                                         0.00
                Class M6 Unpaid Realized Loss Amount                                                                          0.00
                Class M6 Applied Realized Loss Amount                                                                         0.00
                Class B1 Unpaid Realized Loss Amount                                                                          0.00
                Class B1 Applied Realized Loss Amount                                                                         0.00
                Class B2 Unpaid Realized Loss Amount                                                                          0.00
                Class B2 Applied Realized Loss Amount                                                                         0.00
                Class B3 Unpaid Realized Loss Amount                                                                          0.00
                Class B3 Applied Realized Loss Amount                                                                         0.00
                Class B4 Unpaid Realized Loss Amount                                                                          0.00
                Class B4 Applied Realized Loss Amount                                                                         0.00

Sec. 4.03       Unpaid Interest
                Class A1 Unpaid Interest Shortfall                                                                            0.00
                Class A2 Unpaid Interest Shortfall                                                                            0.00
                Class A3 Unpaid Interest Shortfall                                                                            0.00
                Class A4 Unpaid Interest Shortfall                                                                            0.00
                Class M1 Unpaid Interest Shortfall                                                                            0.00
                Class M2 Unpaid Interest Shortfall                                                                            0.00
                Class M3 Unpaid Interest Shortfall                                                                            0.00
                Class M4 Unpaid Interest Shortfall                                                                            0.00
                Class M5 Unpaid Interest Shortfall                                                                            0.00
                Class M6 Unpaid Interest Shortfall                                                                            0.00
                Class B1 Unpaid Interest Shortfall                                                                            0.00
                Class B2 Unpaid Interest Shortfall                                                                            0.00
                Class B3 Unpaid Interest Shortfall                                                                            0.00
                Class B4 Unpaid Interest Shortfall                                                                            0.00
                Class X Unpaid Interest Shortfall                                                                             0.00

Sec. 4.03       Current Period Relief Act/ Prepayment Interest Shortfalls                                                     0.00

                Class A1 Interest Reduction                                                                                   0.00
                Class A2 Interest Reduction                                                                                   0.00
                Class A3 Interest Reduction                                                                                   0.00
                Class A4 Interest Reduction                                                                                   0.00
                Class M1 Interest Reduction                                                                                   0.00
                Class M2 Interest Reduction                                                                                   0.00
                Class M3 Interest Reduction                                                                                   0.00
                Class M4 Interest Reduction                                                                                   0.00
                Class M5 Interest Reduction                                                                                   0.00
                Class B1 Interest Reduction                                                                                   0.00
                Class M6 Interest Reduction                                                                                   0.00
                Class B3 Interest Reduction                                                                                   0.00
                Class B4 Interest Reduction                                                                                   0.00
                Class X  Interest Reduction                                                                                   0.00

                Trigger Event                                                                                                  YES
                TEST I - Trigger Event Occurrence                                                                               NO
                (Is 3 Month Rolling Delinquency Percentage > 38% (or 41% if A Bonds are paid off) of Senior Enhancement Percentage?)
                Delinquency Percentage                                                                                    7.19537%
                38% of Senior Enhancement Percentage                                                                      2.42965%
                OR
                TEST II - Trigger Event Occurrence                                                                             YES
                (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                Cumulative Realized Losses as % of Original Loan Bal                                                      0.08937%
                Required Cumulative Loss %                                                                                0.00000%

Sec. 4.03       Available Funds
                Available Funds                                                                                      31,311,431.19
                Interest Remittance Amount                                                                            5,080,758.23
                Principal Remittance Amount                                                                          26,230,672.96
                Class X Distributable Amount                                                                            914,973.20
                Subsequent Recoveries                                                                                         0.00

                Basis Risk Shortfalls
                Class A1 Aggregate Basis Risk Shortfall                                                                       0.00
                Class A2 Aggregate Basis Risk Shortfall                                                                       0.00
                Class A3 Aggregate Basis Risk Shortfall                                                                       0.00
                Class A4 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M1 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M2 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M3 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M4 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M5 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M6 Aggregate Basis Risk Shortfall                                                                       0.00
                Class B1 Aggregate Basis Risk Shortfall                                                                     140.17
                Class B2 Aggregate Basis Risk Shortfall                                                                   3,310.28
                Class B3 Aggregate Basis Risk Shortfall                                                                   9,026.74
                Class B4 Aggregate Basis Risk Shortfall                                                                   9,026.74

                Basis Risk Shortfalls Repaid this Period
                Class A1 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class A2 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class A3 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class A4 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M1 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M2 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M3 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M4 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M5 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M6 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class B1 Basis Risk Shortfalls Repaid this Period                                                           140.17
                Class B2 Basis Risk Shortfalls Repaid this Period                                                         3,310.28
                Class B3 Basis Risk Shortfalls Repaid this Period                                                         9,026.74
                Class B4 Basis Risk Shortfalls Repaid this Period                                                         9,026.74

                Excess Reserve Fund Account                                                                                   0.00

                Swap Account:
                Net Swap Payment Due                                                                                          0.00
                Net Swap Payment Paid                                                                                         0.00
                Net Swap Receipt Due                                                                                    600,162.08

                Beginning Balance                                                                                             0.00
                Additions to the Swap Account                                                                           600,162.08
                Withdrawals from the Swap Account                                                                       600,162.08
                Ending Balance                                                                                                0.00

                Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
                has knowledge or has received written notice:                                                                  N/A
                Material Breaches of any covenants under this Agreement of which the Securities Administrator
                has knowledge or has received written notice:                                                                  N/A

                Capitalized Interest Account:
                Beginning Balance                                                                                             0.00
                Withdrawals from the Cap Account                                                                              0.00
                Ending Balance                                                                                                0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.